Expenses by nature (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Staff costs excluding share-based payment expenses	£ 16,230	£ 8,445	£ 3,642
Share based payment expenses	111,996	96
Warrant expense (note 21)	111,611
Legal and financial advisory transaction costs	7,350
Software costs	1,506	579	191
Depreciation expense	377	279	89
Depreciation on right of use assets - Property	176	140	171
Amortisation expense	387	263	70
Consultancy costs	13,144	745	518
Expense on short term leases	49	64	8
Research and development components	11,378	2,555	2,096
Related party administrative expenses	108	144	144
Marketing expenses	3,918
Stamp duty	6,669
Other administrative expenses	3,760	565	922
Total administrative and research and development expenses	288,659	£ 13,875	£ 7,851
Staff costs	12,913
Hardware and testing costs	£ 24,291